DERIVATIVE LIABILITY	15 Months Ended
Aug. 31, 2024
Derivative Liability
DERIVATIVE LIABILITY

NOTE 6 – DERIVATIVE LIABILITY

The derivative liability consisted of the following:

	August 31, 2024		May 31, 2024
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$40,000	$40,000	$40,000
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	43,500	29,000	43,500
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	32,250	21,500	32,250
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	35,000	35,000	35,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	8,506	8,506	8,506
Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	16,595	154,764	7,040
Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	152,369	9,957	152,369	4,224
Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	7,538	14,000	7,538
Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	12,649	8,297	12,649	3,520
Convertible note payable issued April 10, 2023, due on April 10, 2024 (F)	76,375	16,594	76,375	7,040
Convertible note payable issued November 7, 2023, due on August 15, 2024 (J)	21,520	6,140	21,520	5,209
Convertible note payable issued September 18, 2023, due on September 18, 2024 (K)	3,500	4,200	3,500	5,880
Convertible note payable issued January 18, 2024, due on January 18, 2025 (L)	30,555	14,769	30,555	6,406

Totals	$599,738	$243,346	$599,738	$206,113

The above convertible notes contain a variable conversion feature based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance dates of the notes to the measurement dates is charged (credited) to other expense (income). The fair value of the derivative liability of the notes is measured at the respective issuance dates and quarterly thereafter using the Black Scholes option pricing model.

Assumptions used for the calculations of the derivative liability of the notes at August 31, 2024 include (1) stock price of $0.0001 per share, (2) exercise prices ranging from $0.00004 to $0.0001 per share, (3) terms ranging from 0 days to 139 days, (4) expected volatility of 461% and (5) risk free interest rates ranging from 4.89% to 5.41%.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2024 include (1) stock price of $0.0001 per share, (2) exercise prices ranging from $0.00004 to $0.0001 per share, (3) terms ranging from 0 days to 231 days, (4) expected volatility of 428% and (5) risk free interest rates ranging from 5.42% to 5.48%.

Concentration of Derivative Liability:

The derivative liability relates to convertible notes payable due to:

	August 31, 2024	May 31, 2024

Lender A	$16,594	$7,040
Lender B	8,297	3,520
Lender C	55,268	55,268
5 other lenders	163,187	140,285

Total	$243,346	$206,113